Loan-to-Value and Debt Service Coverage Ratio Analysis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 10,482,229	$ 8,900,316
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 10,400,141	$ 8,825,418
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage Receivable | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 9,134,038	$ 6,884,063
Mortgage Receivable | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	1,046,015	1,418,724
Mortgage Receivable | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	154,614	359,399
Mortgage Receivable | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	65,474	163,232
Mortgage Receivable | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,881,807	$ 3,562,574
Mortgage loan, loan to value percentage	37.30%	40.40%
Mortgage Receivable | Less than 50% | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,694,757	$ 3,310,857
Mortgage Receivable | Less than 50% | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	133,289	134,224
Mortgage Receivable | Less than 50% | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	53,761	117,417
Mortgage Receivable | Less than 50% | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		76
Mortgage Receivable | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,956,717	$ 2,650,959
Mortgage loan, loan to value percentage	38.00%	30.00%
Mortgage Receivable | 50% To 60% | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 3,740,956	$ 2,056,466
Mortgage Receivable | 50% To 60% | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	173,453	492,618
Mortgage Receivable | 50% To 60% | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	23,378	99,041
Mortgage Receivable | 50% To 60% | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	18,930	2,834
Mortgage Receivable | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 2,015,141	$ 2,098,581
Mortgage loan, loan to value percentage	19.40%	23.80%
Mortgage Receivable | 60% To 70% | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 1,442,783	$ 1,347,641
Mortgage Receivable | 60% To 70% | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	502,746	633,125
Mortgage Receivable | 60% To 70% | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	26,005	51,113
Mortgage Receivable | 60% To 70% | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	43,607	66,702
Mortgage Receivable | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 375,670	$ 317,950
Mortgage loan, loan to value percentage	3.60%	3.60%
Mortgage Receivable | 70% To 80% | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 198,103	$ 72,551
Mortgage Receivable | 70% To 80% | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	153,481	107,527
Mortgage Receivable | 70% To 80% | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	24,086	50,712
Mortgage Receivable | 70% To 80% | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		87,160
Mortgage Receivable | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 170,806	$ 182,112
Mortgage loan, loan to value percentage	1.70%	2.00%
Mortgage Receivable | 80% To 90% | Greater than 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 57,439	$ 96,548
Mortgage Receivable | 80% To 90% | 1.2x To 1.4x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	83,046	51,230
Mortgage Receivable | 80% To 90% | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	27,384	27,874
Mortgage Receivable | 80% To 90% | Less than 1.0x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial	$ 2,937	6,460
Mortgage Receivable | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		$ 13,242
Mortgage loan, loan to value percentage		0.20%
Mortgage Receivable | 90% To 100% | 1.0x To 1.2x
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan, commercial		$ 13,242